Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	2025	2024
	US$	US$
Trade receivables, net
- Non-related parties	853,668	683,939
	853,668	683,939
Non-trade receivables
- Advance payment to suppliers	138,532	119,745
- Deposits	112,367	108,550
- Prepayments	35,553	128,308
	286,452	356,603

	1,140,120	1,040,542

Schedule of components of trade receivables aging
	2025	2024
	US$	US$
Less than 30 days	15,415	96,741
30 to 90 days	82,452	20,412
More than 90 days	67,165	-
	165,032	117,153